LOSS (PROFIT) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Loss (Profit) Per Share
2018	2017
Basic loss (profit) per share
Loss (profit) attributable to common shareholders	$(2,269,689)	$56,038,329

Weighted average number of common shares	345,868,725	321,921,938

Basic loss (profit) per share	$(0.01)	$0.17

Diluted loss (profit) per share
Loss (profit) available to common shareholders	$(2,269,689)	$56,038,329
Interest expense on convertible debentures	11,954,146	—
Mark to market gain on convertible debentures	(32,578,261)	—

Diluted Loss (profit) available to common shareholders (diluted)	$22,893,804	$56,038,329

Weighted average number of common shares	345,868,725	321,921,938
Effect of conversion of convertible debentures	48,083,337	—
Effect of share options on issue	19,431,991	—

Weighted average number of common shares (diluted) at December 31	413,384,053	321,921,938

Diluted loss (profit) per common shares	$0.06	$0.17